UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Triage Capital LF Group, LLC

Address:  401 City Avenue
          Suite 800
          Bala Cynwyd, Pennsylvania 19004

13F File Number: 28-11155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Leon Frenkel
Title:    Managing Member
Phone:    (610) 668-0404

Signature, Place and Date of Signing:

   /s/ Leon Frenkel         Bala Cynwyd, Pennsylvania          May 13, 2005
-----------------------    ---------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         35

Form 13F Information Table Value Total:   $226,138
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

          28-
----         -------------------        ------------------------------

[Repeat as necessary.]


NAME OF ISSUER                                          MARKET                                           VOTING AUTHORITY
                                                        VALUE      SHRS OR  SH/  PUT/  INVSTMT  OTHR  SOLE       SHRD  NONE
                                      CLASS     CUSIP   (x1000)    PRN AMT  PRN  CALL  DISCRTN  MGRS
ALPHA NATURAL RESOURCES INC           COM    02076X102    3,000    104,650  SH         SOLE             104,650
AMERICAN INTERNATIONAL GROUP          COM    026874107   13,247    239,071  SH         SOLE             239,071
ANADARKO PETE CORP                    COM    032511107    9,425    123,850  SH         SOLE             123,850
BLOCKBUSTER, INC                      CL A   093679108    9,099  1,030,500  SH         SOLE           1,030,500
CLEVELAND-CLIFFS INC                  COM    185896107   22,228    305,040  SH         SOLE             305,040
CYPRESS SEMICONDUCTOR CORP            COM    232806109      803     63,700  SH         SOLE              63,700
FRONTLINE LIMITED                     ORD    G3682E127    5,922    120,850  SH         SOLE             120,850
GOODYEAR TIRE AND RUBBER CO           COM    382550101    2,086    156,231  SH         SOLE             156,231
HAWAIIAN HOLDINGS INC                 COM    419879101      992    151,724  SH         SOLE             151,724
HOLLYWOOD ENTERTAINMENT CORP          COM    436141105    3,144    238,752  SH         SOLE             238,752
INTERMUNE INC                         COM    45884X103    1,101    100,100  SH         SOLE             100,100
IONATRON INC                          COM    462070103    2,655    319,508  SH         SOLE             319,508
JAMES RIVER COAL                    COM NEW  470355207   21,343    556,544  SH         SOLE             556,544
KERR-MCGEE CORP                       COM    492386107    8,197    104,650  SH         SOLE             104,650
MCDATA CORP                           CL B   580031102    9,361  2,682,208  SH         SOLE           2,682,208
MCDERMOTT INTERNATIONAL INC           COM    580037109   14,212    750,750  SH         SOLE             750,750
MCI INC                               COM    552691107   25,499  1,024,050  SH         SOLE           1,024,050
MPOWER HOLDING CORP                 COM NEW  62473L309    2,762  1,918,200  SH         SOLE           1,918,200
NETWOLVES CORP                        COM    64120V102      247    426,468  SH         SOLE             426,468
NORTHWESTERN CORP                   COM NEW  668074305    8,138    308,611  SH         SOLE             308,611
OCCIDENTAL PETE CORP DEL              COM    674599105   16,696    234,600  SH         SOLE             234,600
PLAINS EXPL & PRODTN CO               COM    726505100    1,588     45,500  SH         SOLE              45,500
QUADRAMED CORP                        COM    74730W101      991    635,550  SH         SOLE             635,550
STREICHER MOBILE FUELING, INC         COM    862924107       67     30,400  SH         SOLE              30,400
SUN HEALTHCARE GROUP INC              COM    866933401    2,610    393,700  SH         SOLE             393,700
TELEPHONE & DATA SYSTEMS INC          COM    879433100    8,020     98,280  SH         SOLE              98,280
TERRA INDUS INC                       COM    880915103    6,932    893,359  SH         SOLE             893,359
TRANSACTION SYSTEMS ARCHIT             COM   893416107    3,897    168,350  SH         SOLE             168,350
UNOCAL CORP                           COM    915289102    1,965     31,850  SH         SOLE              31,850
US MOBILITY INC                       COM    90341G103    3,977    122,740  SH         SOLE             122,740
USG CORP                            COM NEW  903293405    4,855    146,425  SH         SOLE             146,425
VENDINGDATA CORP                    COM NEW  92261Q202      817    412,553  SH         SOLE             412,553
WALTER INDUSTRIES INC                 COM    93317Q105    6,431    151,140  SH         SOLE             151,140
WASHINGTON GROUP INTERNATIONAL INC  COM NEW  938862208    3,455     76,789  SH         SOLE              76,789
WORLD AIRWAYS, INC.                   COM    98142H105      376     54,600  SH         SOLE              54,600
                                                        -------
                                                        226,138

03108.0006 #569773